Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,100,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,538.81
Total Offset Amount	0.00
Net Fee	$ 34,538.81